CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 2.1%
Entertainment - 2.1%
Endeavor Group Holdings Inc., Class A Shares	750,000	$19,237,500	*
Live Nation Entertainment Inc.	385,000	30,372,650	*

TOTAL COMMUNICATION SERVICES		49,610,150

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 4.4%
Aptiv PLC	490,000	81,756,500	*
Lear Corp.	128,000	22,397,440

Total Auto Components		104,153,940

Diversified Consumer Services - 1.4%
Service Corp. International	530,000	33,119,700

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	950,000	20,567,500	*
Expedia Group Inc.	235,000	37,804,450	*

Total Hotels, Restaurants & Leisure		58,371,950

Household Durables - 0.5%
Purple Innovation Inc.	450,000	11,853,000	*

Internet & Direct Marketing Retail - 1.0%
Chewy Inc., Class A Shares	290,000	24,273,000	*

Leisure Products - 1.6%
Hasbro Inc.	390,000	38,781,600

Specialty Retail - 4.2%
Carvana Co.	148,000	49,958,880	*
Petco Health & Wellness Co. Inc.	675,000	13,925,250	*
Ross Stores Inc.	305,000	37,420,450

Total Specialty Retail		101,304,580

TOTAL CONSUMER DISCRETIONARY		371,857,770

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 4.3%
Casey’s General Stores Inc.	247,000	48,834,370
Performance Food Group Co.	1,175,000	53,838,500	*

TOTAL CONSUMER STAPLES		102,672,870

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Pioneer Natural Resources Co.	325,000	47,245,250

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 12.6%
Banks - 6.4%
Fifth Third Bancorp	1,110,000	$40,281,900
First Republic Bank	240,000	46,804,800
Western Alliance Bancorp	725,000	67,294,500

Total Banks		154,381,200

Insurance - 4.6%
Arch Capital Group Ltd.	1,300,000	50,700,000	*
Hartford Financial Services Group Inc.	930,000	59,166,600

Total Insurance		109,866,600

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Starwood Property Trust Inc.	1,426,292	37,126,381

TOTAL FINANCIALS		301,374,181

HEALTH CARE - 11.3%
Biotechnology - 1.1%
Horizon Therapeutics PLC	256,300	25,635,126	*

Health Care Providers & Services - 1.0%
Molina Healthcare Inc.	92,000	25,116,920	*

Life Sciences Tools & Services - 8.2%
Avantor Inc.	1,250,000	46,975,000	*
Bio-Techne Corp.	70,000	33,756,800
ICON PLC	98,000	23,840,460	*
Maravai LifeSciences Holdings Inc., Class A Shares	938,000	41,243,860	*
Syneos Health Inc.	560,000	50,215,200	*

Total Life Sciences Tools & Services		196,031,320

Pharmaceuticals - 1.0%
Catalent Inc.	200,000	23,962,000	*

TOTAL HEALTH CARE		270,745,366

INDUSTRIALS - 22.9%
Aerospace & Defense - 1.4%
Teledyne Technologies Inc.	74,000	33,504,980	*

Building Products - 5.5%
Masonite International Corp.	420,000	47,527,200	*
Resideo Technologies Inc.	1,150,000	33,925,000	*
Trane Technologies PLC	247,000	50,291,670

Total Building Products		131,743,870

Commercial Services & Supplies - 0.9%
Waste Connections Inc.	175,000	22,170,750

Construction & Engineering - 4.0%
API Group Corp.	2,250,000	51,570,000	*(a)
WillScot Mobile Mini Holdings Corp.	1,505,000	43,208,550	*

Total Construction & Engineering		94,778,550

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2021 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Electrical Equipment - 6.0%
AMETEK Inc.	200,000	$27,810,000
Regal Beloit Corp.	260,000	38,279,800
Shoals Technologies Group Inc., Class A Shares	485,000	14,108,650	*
Vertiv Holdings Co.	2,300,000	64,492,000

Total Electrical Equipment		144,690,450

Machinery - 2.9%
ATS Automation Tooling Systems Inc.	625,000	18,816,127	*
Rexnord Corp.	900,000	50,697,000

Total Machinery		69,513,127

Professional Services - 1.2%
Clarivate PLC	1,250,000	28,500,000	*

Road & Rail - 1.0%
Old Dominion Freight Line Inc.	92,000	24,761,800

TOTAL INDUSTRIALS		549,663,527

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Arista Networks Inc.	78,000	29,670,420	*

Electronic Equipment, Instruments & Components - 3.3%
CDW Corp.	200,000	36,670,000
Keysight Technologies Inc.	260,000	42,783,000	*

Total Electronic Equipment, Instruments & Components		79,453,000

Semiconductors & Semiconductor Equipment - 4.6%
Marvell Technology Inc.	755,000	45,685,050
ON Semiconductor Corp.	1,100,000	42,966,000	*
SolarEdge Technologies Inc.	79,000	20,498,920	*

Total Semiconductors & Semiconductor Equipment		109,149,970

Software - 6.0%
Aspen Technology Inc.	198,000	28,959,480	*
Autodesk Inc.	87,000	27,938,310	*
Black Knight Inc.	543,500	45,007,235	*
DocuSign Inc.	54,000	16,094,160	*
Splunk Inc.	185,000	26,266,300	*

Total Software		144,265,485

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp.	785,000	34,854,000	*

TOTAL INFORMATION TECHNOLOGY		397,392,875

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 4.1%
Chemicals - 2.6%
Ashland Global Holdings Inc.		460,000	$39,132,200
Sensient Technologies Corp.		260,430	22,704,287

Total Chemicals			61,836,487

Containers & Packaging - 1.5%
Ball Corp.		460,000	37,204,800

TOTAL MATERIALS			99,041,287

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities Inc.		248,000	49,932,320
Americold Realty Trust		745,000	28,943,250

TOTAL REAL ESTATE			78,875,570

UTILITIES - 3.8%
Electric Utilities - 1.4%
Eversource Energy		380,000	32,782,600

Multi-Utilities - 2.4%
Ameren Corp.		465,000	39,022,800
DTE Energy Co.		165,000	19,357,800

Total Multi-Utilities			58,380,600

TOTAL UTILITIES			91,163,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,339,477,417)			2,359,642,046

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	10,345,888	10,345,888
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	2,586,472	2,586,472	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,932,360)			12,932,360

TOTAL INVESTMENTS - 99.0% (Cost - $1,352,409,777)			2,372,574,406
Other Assets in Excess of Liabilities - 1.0%			24,377,491

TOTAL NET ASSETS - 100.0%			$2,396,951,897

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $2,586,472 and the cost was $2,586,472 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2021 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,359,642,046	—	—	$2,359,642,046
Short-Term Investments†	12,932,360	—	—	12,932,360

Total Investments	$2,372,574,406	—	—	$2,372,574,406

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,072,910	$55,588,067	55,588,067	$56,074,505	56,074,505

	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
(cont’d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$335	—	$2,586,472

8